Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	Copeland Trust
Central Index Key	0001502745
Amendment Flag	false
Document Creation Date	Dec. 07, 2012
Document Effective Date	Dec. 07, 2012
Prospectus Date	Dec. 10, 2012